UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2008


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.


Schedule of Investments
December 31, 2008

Corporate Bonds, Notes & Preferred Securities- 94.00%                                                                   Value
Name of Issuer                                                                             Principal                  (Note B)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Advertising - 2.87%
------------------------------------------------------------------------------------------------------------------------------
      Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                                        $ 29,900,000        $ 15,548,000


Automobile & Truck - 1.85%
------------------------------------------------------------------------------------------------------------------------------
      Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (b) (c)                              36,950,000             554,250
      United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12 (a)                                  12,000,000           9,480,000
                                                                                                          --------------------
                                                                                                                   10,034,250

Broadcast Cable TV - 7.65%
------------------------------------------------------------------------------------------------------------------------------
      Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8%, 4/30/12 (d)                40,000,000          32,800,000
      Charter Comm. Opt. LLC Senior Secured Notes, Series 144A, 8.375%, 4/30/14 (d)             5,000,000           3,825,000
      Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 8.0025%, 1/15/12 (d)          15,000,000           4,762,500
                                                                                                          --------------------
                                                                                                                   41,387,500


Building & Construction - 2.15%
------------------------------------------------------------------------------------------------------------------------------
      Associated Materials, Inc. Notes, 9.75%, 4/15/12                                         14,750,000          11,615,625


Building Products - 0.36%
------------------------------------------------------------------------------------------------------------------------------
      Builders Firstsource, Inc. Senior Secured Notes, FRN 6.39875%, 2/15/12                    6,000,000           1,950,000


Chemicals - 3.83%
------------------------------------------------------------------------------------------------------------------------------
      Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                                          25,000,000          12,875,000
      Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 8/15/14 (d)                     7,315,000           4,827,900
      Sterling Chemical, Inc., 10.25%, 4/01/15                                                  3,500,000           3,027,500
                                                                                                          --------------------
                                                                                                                   20,730,400

Electrical Equipment - 0.82%
------------------------------------------------------------------------------------------------------------------------------
      Coleman Cable, Inc. Notes, 9.875%, 10/01/12 (a)                                           7,000,000           4,418,750


Energy/Natural Resources - 15.76%
------------------------------------------------------------------------------------------------------------------------------
      Clayton Williams Energy Notes, 7.75%, 8/01/13 (a)                                        19,847,000          11,114,320
      Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12 (a)                               10,300,000           7,931,000
      Forest Oil Corp. Notes, 8%, 12/15/11 (a)                                                 14,890,000          13,587,125
      Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14 (a)                              11,604,000           9,747,360
      Frontier Oil Corp. Notes, 6.625%, 10/01/11 (a)                                            6,668,000           6,034,540
      Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14 (a)                                        14,246,000          10,114,660
      Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11 (a)                                18,296,000          11,343,520
      Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14 (a)                                 7,837,000           3,840,130
      Swift Energy Co. Senior Notes, 7.625%, 7/15/11 (a)                                        1,000,000             780,000
      W & T Offshore, Inc. Notes, Series 144A, 8.25%, 6/15/14 (a) (d)                          20,000,000          10,800,000
                                                                                                          --------------------
                                                                                                                   85,292,655

Entertainment - 11.81%
------------------------------------------------------------------------------------------------------------------------------
      AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                                   26,780,000          16,469,700
      AMC Entertainment, Inc. Notes, 11%, 2/01/16                                              10,000,000           6,987,500
      Cinemark, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (e)                               50,000,000          40,437,500
                                                                                                          --------------------
                                                                                                                   63,894,700


Financial Services - 15.03%
------------------------------------------------------------------------------------------------------------------------------
      Bank of America Corp. Junior Sub. PFD, 8%, 12/29/49 (a) (f)                              30,000,000          21,450,000
      Bank of America Corp. Junior Sub. PFD, 8.125%, 12/29/49 (a) (f)                           3,000,000           2,175,000
      Citigroup, Inc. Junior Sub. PFD, 8.4%, 04/30/49 (a) (f)                                  45,000,000          29,713,050
      Finova Group, Inc. Notes, 7.5%,  11/15/09 (b)                                             4,360,745             321,605
      Wachovia Corp, Junior Sub. PFD, 7.98%, 02/28/49 (a) (f)                                  32,818,000          27,649,165
                                                                                                          --------------------
                                                                                                                   81,308,820


Food Processing - 4.97%
------------------------------------------------------------------------------------------------------------------------------
      B&G Foods, Inc. Notes, 8%, 10/01/11 (a)                                                   1,000,000             850,000
      Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                       14,150,000           9,622,000
      Chiquita Brands Intl. Senior Unsub. Notes, 8.875%, 12/01/15                              22,500,000          15,975,000
      Mrs. Fields Brands Senior Secured Notes, 10%, 10/24/14 (g)                                  926,654             433,998
                                                                                                          --------------------
                                                                                                                   26,880,998

Gaming - 6.25%
------------------------------------------------------------------------------------------------------------------------------
      Las Vegas Sands Corp. Notes, 6.375%, 2/15/15 (a)                                          5,000,000           2,900,000
      MGM Mirage, Inc. Senior Unsecured Notes, 8.5%, 9/15/10 (a)                               17,030,000          14,305,200
      Mandalay Resort Group Senior Sub. Notes, 9.375%, 2/15/10 (a)                             10,000,000           7,300,000
      Trump Entertainment Resorts, Inc. Senior Secured Notes, 8.5%, 6/01/15 (b)                69,914,327           9,263,648
      Wimar Opco LLC / Fin. Corp. Senior Sub Notes, 9.625%, 12/15/14 (b)                        3,535,000              35,350
                                                                                                          --------------------
                                                                                                                   33,804,198



Health Care Diversified - 0.00%
------------------------------------------------------------------------------------------------------------------------------
      Global Health Sciences Co. Notes, 11%, 5/01/08 (b) (c) (g)                                4,667,424              20,397


Home Furnishings - 0.71%
------------------------------------------------------------------------------------------------------------------------------
      Norcraft Cos LP Notes, 9%, 11/01/11 (a)                                                   4,500,000           3,825,000


Independent Power Producer - 1.88%
------------------------------------------------------------------------------------------------------------------------------
      NRG Energy, Inc. Notes, 7.25%, 2/01/14 (a)                                                5,000,000           4,675,000
      NRG Energy, Inc. Notes, 7.375%, 1/15/17 (a)                                               6,000,000           5,520,000
                                                                                                          --------------------
                                                                                                                   10,195,000


Machine / Tools - 1.75%
------------------------------------------------------------------------------------------------------------------------------
      Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14                                          13,513,000           9,459,100


Marketing / Sales - 0.77%
------------------------------------------------------------------------------------------------------------------------------
      Harry and David Operations Notes, 9%, 3/01/13                                            13,000,000           4,160,000


Metals & Mining - 0.00%
------------------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp. Notes, 12.75%, 2/01/03 (b) (c) (g)                      46,230,000               3,236


Oil & Gas Drilling - 1.81%
------------------------------------------------------------------------------------------------------------------------------
      Pride International, Inc. Senior Unsecured Notes, 7.375%, 7/15/14 (a)                    10,550,000           9,811,500



Packaging & Container - 9.97%
------------------------------------------------------------------------------------------------------------------------------
      Constar International, FRN 5.52375%, 2/15/12                                             20,750,000          11,412,500
      Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12                                           15,250,000           2,592,500
      Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13                            15,405,000           2,695,875
      Pliant Corp. Senior Secured PIK Notes, 11.625%, 6/15/09                                  29,794,914          14,897,457
      Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09                                      25,000,000           1,250,000
      Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17                               8,780,000           1,668,200
      Stone Container Senior Notes, 8.375%, 7/01/12                                             8,000,000           1,320,000
      Stone Container Notes, 7.375%, 7/15/14                                                    5,000,000             925,000
      Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12                                  27,500,000          15,950,000
      Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                                    2,000,000           1,220,000
                                                                                                          --------------------
                                                                                                                   53,931,532

Paper/Forest Products - 0.03%
------------------------------------------------------------------------------------------------------------------------------
      American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (b) (c) (g)         14,061,292             140,613

Publishing - 2.20%
------------------------------------------------------------------------------------------------------------------------------
      Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11                                      13,000,000          11,895,000


Recreation / Leisure - 0.50%
------------------------------------------------------------------------------------------------------------------------------
      Six Flags Operations, Inc. Notes, Series 144A, 12.25%, 7/15/16 (d)                        7,000,000           2,730,000


Retail Food Chains - 0.19%
------------------------------------------------------------------------------------------------------------------------------
      Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12                                            455,000             315,088
      Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (g)                                       1,537,046             722,411
                                                                                                          --------------------
                                                                                                                    1,037,499


Tires & Rubber - 0.84%
------------------------------------------------------------------------------------------------------------------------------
      Goodyear Tire & Rubber Co., FRN 6.3175%, 12/01/09 (a)                                     5,000,000           4,550,000


      Total Corporate Bonds, Notes, & Preferred Securities -  (cost - $970,470,365)                              $508,624,773
                                                                                                          --------------------


Convertible Bonds                                                                                                       Value
Name of issuer                                                                             Principal                  (Note B)
------------------------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.01%
------------------------------------------------------------------------------------------------------------------------------
      Eurotunnel  Group Tier 2, 3%, 7/28/09 GBP                                                        74              12,123
      Eurotunnel  Group Tier 3, 3%, 7/28/10 GBP                                                        74               6,558
                                                                                                          --------------------
      Total Convertible Bonds - (cost - $57,224)                                                                      $18,681
                                                                                                          --------------------



Foreign Bonds                                                                                                           Value
Name of issuer                                                                             Principal                  (Note B)
------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.16%
------------------------------------------------------------------------------------------------------------------------------
      Republic of Argentina GDP Linked Security, FRN, 12/15/35                                 34,386,574             859,664
                                                                                                          --------------------
      Total Foreign Bonds -  (cost - $1,423,421)                                                                     $859,664
                                                                                                          --------------------



                                                                                           Number of                    Value
Stocks                                                                                       Shares                   (Note B)
Name of issuer
------------------------------------------------------------------------------------------------------------------------------
Common Stock - 6.80%
------------------------------------------------------------------------------------------------------------------------------
      Amtrol, Inc. (g) (h)                                                                        640,565           3,843,390
      Core-Mark Holding Co., Inc. (h)                                                             241,361           5,194,089
      Dura Automotive Systems, Inc. (g) (h)                                                       638,586           1,059,286
      Groupe Eurotunnel SA (h)                                                                      1,925              10,357
      Holdco (g) (h) (i)                                                                           62,100             416,070
      International Airline Support Group (h)                                                     219,540                 439
      Kronos Worldwide, Inc.                                                                      270,700           3,153,655
      MAXXAM, Inc. (h)                                                                            200,000           2,700,000
      NL Industries                                                                               510,200           6,836,680
      Ormet Corp. (h)                                                                             372,638             316,742
      The Penn Traffic Co. (h)                                                                    164,352             115,046
      Polymer Group, Inc., Class A (h)                                                            843,103           4,637,067
      Prandium (h)                                                                                869,935                 522
      Romacorp, Inc. (g) (h) (i)                                                                   82,220           4,974,310
      Safelite Realty Corp. (g) (h) (i)                                                             7,403              28,502
      Sterling Chemical, Inc. (h)                                                                 250,827           2,759,097
      Tokheim (h) (i)                                                                             180,224                 361
      Viskase Cos., Inc. (h) (i)                                                                2,096,128             628,838
      Zemex Minerals Group, Inc. (g) (h) (i)                                                        2,102             155,905
                                                                                                          --------------------
      Total Common Stocks -  (cost - $190,731,158)                                                                $36,830,356
                                                                                                          --------------------





Warrants                                                                                   Number of                    Value
Name of Issuer                                                                         Shares or Units                (Note B)
------------------------------------------------------------------------------------------------------------------------------
Warrants  - 0.04%
------------------------------------------------------------------------------------------------------------------------------
      Core-Mark Holding Co., Inc. Warrants (g) (h)                                                 48,142             199,308
      Eurotunnel Group Warrants (h)                                                                55,120               6,063
      Key Energy Service Warrants (g) (h)                                                          15,000                 435
                                                                                                          --------------------
      Total Warrants -  (cost - $809,399)                                                                            $205,806
                                                                                                          --------------------





      Total Investments - 100.86% (cost - $1,163,491,567)                                                         546,539,280
                                                                                                          --------------------

      Net Other Assets and Liabilities- (1.01%)                                                                    (5,458,555)
                                                                                                          --------------------

      Net Assets - 100%                                                                                         $ 541,080,725
                                                                                                          ====================


 (a)  All or a portion of security has been pledged to collateralize short-term borrowings.
 (b)  Non-income producing security due to default or bankruptcy filing.
 (c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
 (d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $58,965,400 or 10.90% of net assets.
 (e)  Represents a zero coupon bond that converts to a fixed rate at a designated future date.
      The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
 (f)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
 (g)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
 (h)  Non-income producing security.
 (i)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
      December 31, 2008 is $6,203,986 , which represents 1.15% of total net assets.  All of these securities are deemed to be liquid. Additional information on each holding is as follows:
      Security                                               Acquisition Date                 Acquisition Cost
      Holdco                                                     04/14/05                              $11,778,313
      Romacorp, Inc.                                             11/15/06                              $ 4,118,756
      Safelite Realty Corp.                                      09/29/00                              $ 965,195
      Tokheim                                                    10/20/00                              $ -
      Viskase Cos., Inc.                                      04/03/03 - 03/21/07                      $ 1,051,606
      Zemex Minerals Group, Inc.                                 04/10/08                              $386,221


      PIK    Payment in Kind
      GBP    Principal denoted in British Pounds Sterling
      FRN    Floating Rate Note
      PFD    Preferred Security


      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards
      No. 157  ("FAS 157"), "Fair Value Measurements".  FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Trust's current fiscal period.

      The various inputs that may be used to determine the value of the Trust's investments are summarized in three broad levels.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      Level 1 - Quoted prices in active markets for identical securities.
      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of  investments).

      The following table summarized the Trust's investment as of December 31, 2008, based on the inputs used to value them.

      Valuation Inputs                                                                 Investments in Securities
      Level 1 - Quoted prices                                                                $ 26,342,536
      Level 2 - Other significant observable inputs                                         $ 508,198,883
      Level 3 - Significant unobservable inputs                                              $ 11,997,861
                                                                                       -------------------
      Total                                                                                 $ 546,539,280





Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 27, 2009


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 27, 2009




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 27, 2009


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 27, 2009




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 27, 2009             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 27, 2009             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)